Leases - Schedule of Balance Sheet Information Related to Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Lease
Total operating lease assets	¥ 1,857,766	¥ 2,348,179
Lease liabilities - current	365,999	490,811
Lease liabilities - non current	1,490,882	1,854,576
Total operating lease liabilities	1,856,881	2,345,387
Finance lease
Property, plant and equipment, at cost	1,001,820	1,001,820
Accumulated depreciation	(75,137)	(25,046)
Property, plant and equipment, net	926,683	976,774
Finance lease liabilities - current	34,382	128,279
Finance lease liabilities - non current	777,697	797,743
Total finance lease liabilities	812,079	926,022
Land use rights, net [Member]
Operating Lease
Total operating lease assets	401,901	393,561
Right-of-use assets, net [Member]
Operating Lease
Total operating lease assets	¥ 1,455,865	¥ 1,954,618